Long-term Investments (Details) $ in Thousands	9 Months Ended
Sep. 30, 2023 USD ($)
Long-term Investments
Investments made/transferred from prepayments	$ 342,415
INMYSHOW
Long-term Investments
Percentage of interest in total issued shares	26.57%
Cost Method Or Without Readily Determinable Fair Values
Long-term Investments
Investments made/transferred from prepayments	$ 40,000
Cost Method Or Without Readily Determinable Fair Values | Private high tech companies
Long-term Investments
Investments made/transferred from prepayments	40,000
Equity Method Investment
Long-term Investments
Investments made/transferred from prepayments	302,415
Equity Method Investment | Showworld
Long-term Investments
Investments made/transferred from prepayments	$ 230,800